Income Taxes - Schedule of Movement in Deferred Income Tax Liabilities and Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	$ 5,545	$ 6,415
Deferred Income Tax Liabilities, Ending Balance	4,543	5,545
Deferred Income Tax Assets, Beginning Balance	(684)	(802)
Deferred Income Tax Assets, Ending Balance	(511)	(684)
Net Deferred Income Tax Liabilities, Beginning Balance	4,861	5,613
Net Deferred Income Tax Liabilities, Ending Balance	4,032	4,861
Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Assets, Beginning Balance	(357)	(191)
Deferred Income Tax Assets, Ending Balance	(225)	(357)
Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(977)	(924)
Charged (Credited) to OCI	(25)	54
Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	163	131
Charged (Credited) to OCI	10	(13)
Deferred Income Tax Assets [Member] | Unused Tax Losses [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	129	(159)
Charged (Credited) to OCI	3	(7)
Net Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(814)	(793)
Charged (Credited) to OCI	(15)	41
PP&E [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	5,450	6,232
Deferred Income Tax Liabilities, Ending Balance	4,498	5,450
PP&E [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(927)	(836)
Charged (Credited) to OCI	(25)	54
Timing of Partnership Items [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance		164
Timing of Partnership Items [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings		(164)
Risk Management [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	44	17
Deferred Income Tax Liabilities, Ending Balance	1	44
Deferred Income Tax Assets, Beginning Balance	(1)	(283)
Deferred Income Tax Assets, Ending Balance	(1)	(1)
Risk Management [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(43)	27
Risk Management [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings		282
Other [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Deferred Income Tax Liabilities, Beginning Balance	51	2
Deferred Income Tax Liabilities, Ending Balance	44	51
Deferred Income Tax Assets, Beginning Balance	(326)	(328)
Deferred Income Tax Assets, Ending Balance	(285)	(326)
Other [Member] | Deferred Income Tax Liabilities [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	(7)	49
Other [Member] | Deferred Income Tax Assets [Member]
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Charged (Credited) to Earnings	34	8
Charged (Credited) to OCI	$ 7	$ (6)